                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             D. E. Shaw & Co., Inc.  (see notes 1, 2 and 3)
                  ----------------------------------------------
Address:          120 West 45th Street, 39th Floor
                  --------------------------------
                  New York, NY 10036
                  ------------------

Form 13F File Number: 28-5396
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Steckler
Title:            Attorney-In-Fact
Phone:            (212) 478-0000

Signature, Place, and Date of Signing:

/s/Stuart Steckler         New York, NY     November 6, 2000
------------------         ------------     ----------------
[Signature]                [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           3
                                            -------

Form 13F Information Table Value Total:     $65,174
(thousands)                                 -------

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
1        28-5394                    D. E. Shaw & Co., L.P.
         -------                    ----------------------
                                    (see notes 2 and 3)

                                                                   Column 6 Investment Discretion                  Column 8
                                                                   ------------------------------
Column 1           Column 2 Column 3  Column 4          Column 5                                  Column 7     Voting Authority
                   Title Of  CUSIP    Market Value      Shares or     (a)  (b) Shared (c)Shared    Other   (a)         (b)     (c)
Name Of Issuer     Class     Number   (in Thousands) Principal Amount Sole   Defined     Other    Managers Sole      Shared    None
-----------------------------------------------------------------------------------------------------------------------------------


Juno Online
  Services, Inc    COM      482048105           327        81,627       a                                     81,627
Juno Online
  Services, Inc    COM      482048105        16,697     4,174,234               b                     1    4,174,234
Applied Molecular
  Evolution Inc    COM      03823E108        48,150     1,200,000               b                          1,200,000
                                      -------------
     Grand Total                             65,174
                                      =============

Form 13F

NOTES

1. D. E. Shaw & Co., Inc. disclaims status as an institutional investment manager and makes this filing in its capacity as the parent entity of investment advisers.

2. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise investment discretion for them. D. E. Shaw disclaims that it exercises investment discretion for certain of such entities, but includes the holdings of all such subentities in this form.

3. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise voting discretion for them. D. E. Shaw disclaims that it exercises voting discretion for certain of such entities, but includes the holdings of all such subentities in this form.